REVENUE (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Revenue recognized included in contract liabilities at beginning of period	¥ 253	¥ 50,416	¥ 819